NASDAQ® THE NASDAQ STOCK MARKET
8600 BLACKWELL ROAD
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Received SEC
MAY 09 2011
Washington, DC 20549

Gary Sundick
Vice President
Listing Qualifications

[redacted]

11007442

CERTNAS 001-35162

By Electronic Mail Only

May 9, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 4, 2011 The Nasdaq Stock Market (the "Exchange") received from ArborGen Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick